Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	95,000,000
Common stock, shares issued	85,103,673	15,000,000
Common stock, shares outstanding	85,103,673	15,000,000